Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of purchase price allocation
Consideration Transferred
(in millions)
Cash	$6,120
Fair value of 49% of the Comcast Content Business	4,308
Fair value of contingent consideration	590
Fair value of redeemable noncontrolling interest associated with net assets acquired	13,071
Total	$24,089

Allocation of Purchase Price
(in millions)
Film and television costs	$5,049
Investments	4,339
Property and equipment	2,322
Intangible assets	14,585
Working capital	(1,734)
Long-term debt	(9,115)
Deferred income tax liabilities	(35)
Other noncurrent assets and liabilities	(2,005)
Noncontrolling interests acquired	(262)
Fair value of identifiable net assets acquired	13,144
Goodwill	10,945
Total	$24,089

Consideration Transferred
(in millions)
Cash	$1,019
Fair value of 50% equity method investment in Universal Orlando	1,039
Total	$2,058

Allocation of Purchase Price
(in millions)
Property and equipment	$2,422
Intangible assets	591
Working capital	241
Long-term debt	(1,503)
Deferred revenue	(90)
Other noncurrent assets and liabilities	(580)
Noncontrolling interests acquired	(5)
Fair value of identifiable net assets acquired	1,076
Goodwill	982
Total	$2,058

Transaction-Related Expenses
Year ended December 31 (in millions)	2011	2010
Other operating and administrative expenses	$155	$80
Other expense	16	129
Interest expense	-	7
Total	$171	$216

Unaudited Pro Forma Information
Year ended December 31 (in millions, except per share amounts)	2011	2010
Revenue	$57,661	$55,054
Net income	$5,169	$4,584
Net income attributable to Comcast Corporation	$4,149	$3,844
Basic earnings per common share attributable to Comcast Corporation shareholders	$1.51	$1.37
Diluted earnings per common share attributable to Comcast Corporation shareholders	$1.49	$1.36